Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 488	€ 502
Additions	24	42
Subsequent expenditure capitalized	3	2
Disposals	(34)	(18)
Fair value gains / (losses)	10	(50)
Net exchange differences	23	9
Ending balance	€ 514	€ 488